GOODWILL AND OTHER INTANGIBLES - Additional Information (Details) $ in Thousands			3 Months Ended								9 Months Ended	12 Months Ended
		Oct. 01, 2016 segment reporting_unit	Dec. 31, 2016 USD ($) segment reporting_unit	Dec. 31, 2015 USD ($)		Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	[1]	Mar. 31, 2015 USD ($)	[1]	Sep. 30, 2015 USD ($) [1]	Dec. 31, 2016 USD ($) segment reporting_unit	Dec. 31, 2015 USD ($) reporting_unit	Dec. 31, 2014 USD ($)
Goodwill [Line Items]
Goodwill			$ 2,315,338	$ 2,325,248								$ 2,315,338	$ 2,325,248	$ 2,804,661
Number of reporting units | reporting_unit		3	5
Number of operating segments | segment		3	4									2
Goodwill impairment			$ 655,000	0	[1]	$ 453,100	$ 0		$ 0		$ 453,100	$ 0	453,100	0
Engineering & Construction
Goodwill [Line Items]
Goodwill			1,850,273	1,860,181								1,850,273	1,860,181	2,339,246
Goodwill impairment	[2]												453,100
Fabrication Services
Goodwill [Line Items]
Goodwill			465,065	465,067								465,065	$ 465,067	$ 465,415
Number of reporting units | reporting_unit													3
Goodwill impairment	[2]											$ 0	$ 0
Capital Services
Goodwill [Line Items]
Number of reporting units | reporting_unit												2
Goodwill impairment	[2]											$ (655,000)
All Other
Goodwill [Line Items]
Goodwill impairment	[2]											0
Facilities & Plant Services
Goodwill [Line Items]
Goodwill			113									113
Goodwill impairment												582
Federal Services
Goodwill [Line Items]
Goodwill			117									117
Goodwill impairment												73
Technology
Goodwill [Line Items]
Disposal Group, Including Discontinued Operation, Goodwill, Noncurrent			498,465	501,651								498,465	501,651
Discontinued Operations, Held-for-sale [Member] | Sale of Capital Services
Goodwill [Line Items]
Goodwill impairment			655,000
Disposal Group, Including Discontinued Operation, Goodwill, Noncurrent			229,607	$ 884,607								229,607	$ 884,607
Discontinued Operations, Held-for-sale [Member] | Technology
Goodwill [Line Items]
Disposal Group, Including Discontinued Operation, Goodwill, Noncurrent			$ 297,000									$ 297,000

[1]	In 2015, we recorded a non-cash pre-tax charge of approximately $1,505,900 (approximately $1,135,200 after-tax) related to the impairment of goodwill (approximately $453,100 recorded in the third quarter) and intangible assets (approximately $79,100 recorded in the third quarter) and a loss on net assets sold (approximately $628,300 and $345,400 recorded in the third and fourth quarters, respectively).
[2]	At December 31, 2016, we had approximately $453,100 of cumulative impairment losses, which were recorded in our Engineering & Construction operating group during 2015 related to the sale of our Nuclear Operations on December 31, 2015.